Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
BWX Technologies Inc.	47,793	$2,288,329
Curtiss-Wright Corp.	80,453	11,156,418
HEICO Corp.(a)	61,896	8,926,641
HEICO Corp., Class A	110,888	14,251,326
Hexcel Corp.(b)	170,141	8,813,304
Howmet Aerospace Inc.	738,426	23,504,100
Huntington Ingalls Industries Inc.	81,633	15,244,146
Mercury Systems Inc.(b)	118,431	6,520,811
Spirit AeroSystems Holdings Inc., Class A	151,002	6,506,676
Textron Inc.	454,071	35,054,281
TransDigm Group Inc.(b)	75,926	48,310,195
Virgin Galactic Holdings Inc.(a)(b)	25,303	338,554
		180,914,781
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	213,549	22,984,279
Expeditors International of Washington Inc.	95,158	12,778,768
GXO Logistics Inc.(b)	28,871	2,622,353
		38,385,400
Airlines — 0.9%
Alaska Air Group Inc.(b)	254,442	13,256,428
American Airlines Group Inc.(b)	1,315,188	23,620,777
Copa Holdings SA, Class A, NVS(b)	63,870	5,279,494
JetBlue Airways Corp.(b)	645,095	9,186,153
Southwest Airlines Co.(b)	1,222,793	52,384,452
United Airlines Holdings Inc.(a)(b)	664,009	29,070,314
		132,797,618
Auto Components — 0.9%
Aptiv PLC(b)	455,301	75,101,900
BorgWarner Inc.	494,136	22,270,709
Gentex Corp.	491,846	17,140,833
Lear Corp.	123,684	22,627,988
QuantumScape Corp., Class A(a)(b)	143,974	3,194,783
		140,336,213
Automobiles — 0.1%
Harley-Davidson Inc.	318,424	12,001,400
Thor Industries Inc.	64,262	6,668,468
		18,669,868
Banks — 4.9%
Bank of Hawaii Corp.	80,518	6,744,188
Bank OZK	249,501	11,609,282
BOK Financial Corp.	62,255	6,567,280
Citizens Financial Group Inc.	722,283	34,127,872
Comerica Inc.	270,073	23,496,351
Commerce Bancshares Inc.	229,531	15,777,961
Cullen/Frost Bankers Inc.	119,020	15,004,851
East West Bancorp. Inc.	291,223	22,913,426
Fifth Third Bancorp.	1,404,779	61,178,125
First Citizens BancShares Inc./NC, Class A(a)	12,314	10,218,650
First Hawaiian Inc.	264,194	7,220,422
First Horizon Corp.	1,103,949	18,027,487
First Republic Bank/CA	368,399	76,078,077
FNB Corp.	657,147	7,971,193
Huntington Bancshares Inc./OH	2,959,713	45,638,774
KeyCorp	1,912,610	44,238,669
M&T Bank Corp.	264,876	40,679,656
PacWest Bancorp.	239,966	10,839,264
People’s United Financial Inc.	874,483	15,583,287

Security	Shares	Value

Banks (continued)
Pinnacle Financial Partners Inc.	153,007	$14,612,169
Popular Inc.	163,156	13,385,318
Prosperity Bancshares Inc.	185,933	13,442,956
Regions Financial Corp.	1,992,465	43,435,737
Signature Bank/New York NY	121,769	39,388,618
Sterling Bancorp./DE	358,353	9,241,924
SVB Financial Group(b)	117,018	79,366,288
Synovus Financial Corp.	277,847	13,300,536
Umpqua Holdings Corp.	448,417	8,627,543
Webster Financial Corp.	187,658	10,478,823
Western Alliance Bancorp.	97,351	10,479,835
Wintrust Financial Corp.	116,830	10,610,501
Zions Bancorp. NA	317,579	20,058,290
		760,343,353
Beverages — 0.2%
Brown-Forman Corp., Class A	46,771	3,170,606
Brown-Forman Corp., Class B, NVS	192,324	14,012,727
Molson Coors Beverage Co., Class B	365,538	16,942,686
		34,126,019
Biotechnology — 0.8%
BioMarin Pharmaceutical Inc.(a)(b)	375,239	33,152,366
Exact Sciences Corp.(a)(b)	26,065	2,028,639
Exelixis Inc.(a)(b)	90,784	1,659,531
Horizon Therapeutics PLC(a)(b)	367,939	39,649,107
Incyte Corp.(b)	54,164	3,975,638
Ionis Pharmaceuticals Inc.(a)(b)	22,568	686,744
Iovance Biotherapeutics Inc.(a)(b)	217,410	4,150,357
Mirati Therapeutics Inc.(a)(b)	15,444	2,265,480
Natera Inc.(a)(b)	10,823	1,010,760
Sage Therapeutics Inc.(a)(b)	104,618	4,450,450
Seagen Inc.(b)	29,107	4,499,942
Ultragenyx Pharmaceutical Inc.(a)(b)	33,584	2,824,079
United Therapeutics Corp.(b)	91,616	19,796,385
		120,149,478
Building Products — 1.9%
A O Smith Corp.	273,808	23,506,417
Allegion PLC	43,687	5,785,906
Armstrong World Industries Inc.	50,071	5,814,245
AZEK Co. Inc. (The)(b)	108,486	5,016,393
Builders FirstSource Inc.(b)	390,369	33,458,527
Carlisle Companies Inc.	65,885	16,347,386
Carrier Global Corp.	954,604	51,777,721
Fortune Brands Home & Security Inc.	207,719	22,205,161
Lennox International Inc.	67,972	22,047,398
Masco Corp.	501,443	35,211,327
Owens Corning	206,534	18,691,327
Trane Technologies PLC	252,548	51,022,272
		290,884,080
Capital Markets — 4.2%
Affiliated Managers Group Inc.	84,454	13,893,528
Ameriprise Financial Inc.	101,671	30,670,074
Ares Management Corp., Class A	34,296	2,787,236
Carlyle Group Inc. (The)	333,269	18,296,468
Cboe Global Markets Inc.	219,048	28,563,859
Evercore Inc., Class A	78,481	10,661,644
FactSet Research Systems Inc.	10,721	5,210,513
Franklin Resources Inc.	598,224	20,034,522
Interactive Brokers Group Inc., Class A	167,442	13,298,244
Invesco Ltd.	691,917	15,927,929

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	350,828	$14,713,726
Jefferies Financial Group Inc.	454,172	17,621,874
KKR & Co. Inc.	1,149,818	85,661,441
Lazard Ltd., Class A	207,415	9,049,516
Morningstar Inc.	4,490	1,535,535
MSCI Inc.	48,049	29,439,142
Nasdaq Inc.	239,795	50,359,348
Northern Trust Corp.	423,187	50,617,397
Raymond James Financial Inc.	362,625	36,407,550
SEI Investments Co.	222,995	13,589,315
State Street Corp.	752,217	69,956,181
Stifel Financial Corp.	211,725	14,909,674
T Rowe Price Group Inc.	310,413	61,039,612
Tradeweb Markets Inc., Class A	217,054	21,735,788
Virtu Financial Inc., Class A	179,071	5,162,617
		641,142,733
Chemicals — 3.5%
Albemarle Corp.	240,479	56,216,776
Ashland Global Holdings Inc.	112,778	12,141,679
Axalta Coating Systems Ltd.(b)	350,032	11,593,060
Celanese Corp.	142,744	23,989,557
CF Industries Holdings Inc.	439,943	31,139,166
Chemours Co. (The)	162,552	5,455,245
Corteva Inc.	1,504,590	71,137,015
Diversey Holdings Ltd.(b)	45,670	607,868
Eastman Chemical Co.	275,951	33,365,235
Element Solutions Inc.	471,215	11,441,100
FMC Corp.	195,074	21,436,682
Huntsman Corp.	427,172	14,899,759
International Flavors & Fragrances Inc.	525,156	79,114,751
LyondellBasell Industries NV, Class A	475,792	43,882,296
Mosaic Co. (The)	770,080	30,256,443
NewMarket Corp.	13,614	4,665,790
Olin Corp.	275,613	15,853,260
PPG Industries Inc.	282,181	48,659,292
RPM International Inc.	108,184	10,926,584
Valvoline Inc.	376,433	14,037,187
Westlake Chemical Corp.	53,998	5,244,826
		546,063,571
Commercial Services & Supplies — 0.7%
ADT Inc.	335,256	2,819,503
Cintas Corp.	11,465	5,080,944
Clean Harbors Inc.(b)	103,238	10,300,055
Driven Brands Holdings Inc.(b)	110,773	3,724,188
MSA Safety Inc.	53,230	8,035,601
Republic Services Inc.	434,492	60,589,910
Rollins Inc.	32,768	1,120,993
Stericycle Inc.(a)(b)	190,387	11,354,681
		103,025,875
Communications Equipment — 1.3%
Arista Networks Inc.(b)	52,028	7,479,025
Ciena Corp.(b)	319,425	24,586,142
F5 Inc.(b)	124,204	30,393,961
Juniper Networks Inc.	670,269	23,935,306
Lumentum Holdings Inc.(b)	149,391	15,801,086
Motorola Solutions Inc.	343,387	93,298,248
Ubiquiti Inc.	1,504	461,277
Viasat Inc.(b)	143,280	6,381,691
		202,336,736

Security	Shares	Value

Construction & Engineering — 0.5%
AECOM(b)	280,936	$21,730,400
MasTec Inc.(b)	117,172	10,812,632
Quanta Services Inc.	291,562	33,430,499
Valmont Industries Inc.	42,708	10,698,354
		76,671,885
Construction Materials — 0.8%
Eagle Materials Inc.	82,054	13,658,709
Martin Marietta Materials Inc.	128,206	56,477,307
Vulcan Materials Co.	273,516	56,776,451
		126,912,467
Consumer Finance — 0.9%
Ally Financial Inc.	713,499	33,969,688
Credit Acceptance Corp.(a)(b)	15,443	10,619,842
Discover Financial Services	271,670	31,394,185
OneMain Holdings Inc.	230,580	11,538,223
Santander Consumer USA Holdings Inc.	122,169	5,133,541
SLM Corp.	602,127	11,843,838
Synchrony Financial	914,948	42,444,438
		146,943,755
Containers & Packaging — 1.9%
Amcor PLC	3,190,110	38,313,221
AptarGroup Inc.	135,810	16,634,009
Ardagh Group SA(b)	34,751	784,504
Ardagh Metal Packaging SA(b)	198,335	1,790,965
Avery Dennison Corp.	80,535	17,441,465
Ball Corp.	460,249	44,308,171
Berry Global Group Inc.(b)	279,293	20,606,238
Crown Holdings Inc.	222,191	24,578,768
Graphic Packaging Holding Co.	412,718	8,048,001
International Paper Co.	796,719	37,429,859
Packaging Corp. of America.	193,371	26,327,462
Sealed Air Corp.	141,644	9,556,721
Silgan Holdings Inc.	170,586	7,307,904
Sonoco Products Co.	202,061	11,697,311
Westrock Co.	543,582	24,113,297
		288,937,896
Distributors — 0.5%
Genuine Parts Co.	287,047	40,243,989
LKQ Corp.	560,565	33,650,717
		73,894,706
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions Inc.(a)(b)	25,001	3,147,126
Chegg Inc.(b)	71,944	2,208,681
frontdoor Inc.(b)	55,376	2,029,530
Grand Canyon Education Inc.(b)	81,700	7,002,507
H&R Block Inc.	72,156	1,699,995
Mister Car Wash Inc.(a)(b)	34,080	620,597
Service Corp. International	330,620	23,470,714
Terminix Global Holdings Inc.(b)	249,775	11,297,323
		51,476,473
Diversified Financial Services — 0.3%
Equitable Holdings Inc.	746,987	24,493,704
Voya Financial Inc.	226,526	15,020,939
		39,514,643
Diversified Telecommunication Services — 0.2%
Lumen Technologies Inc.	2,101,625	26,375,394

Electric Utilities — 3.3%
Alliant Energy Corp.	519,109	31,909,630

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Avangrid Inc.	115,585	$5,765,380
Edison International	769,480	52,517,010
Entergy Corp.	413,889	46,624,596
Evergy Inc.	470,448	32,277,437
Eversource Energy	709,620	64,561,228
FirstEnergy Corp.	1,123,845	46,740,713
Hawaiian Electric Industries Inc.	218,054	9,049,241
IDACORP Inc.	102,770	11,644,869
NRG Energy Inc.	278,109	11,980,936
OGE Energy Corp.	415,841	15,959,977
PG&E Corp.(a)(b)	3,107,252	37,722,039
Pinnacle West Capital Corp.	232,401	16,405,187
PPL Corp.	1,549,866	46,588,972
Xcel Energy Inc.	1,112,204	75,296,211
		505,043,426
Electrical Equipment — 1.4%
Acuity Brands Inc.	71,229	15,080,604
AMETEK Inc.	476,458	70,058,384
ChargePoint Holdings Inc.(a)(b)	461,166	8,785,212
Fluence Energy Inc.(b)	41,341	1,470,086
Hubbell Inc.	111,594	23,241,682
Nvent Electric PLC	347,014	13,186,532
Regal Rexnord Corp.	109,290	18,598,972
Rockwell Automation Inc.	93,901	32,757,364
Sensata Technologies Holding PLC(b)	318,953	19,676,211
Shoals Technologies Group Inc., Class A(a)(b)	207,895	5,051,849
Sunrun Inc.(a)(b)	420,266	14,415,124
		222,322,020
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	348,035	30,439,141
Arrow Electronics Inc.(b)	142,748	19,166,774
Avnet Inc.	201,982	8,327,718
Coherent Inc.(b)	5,123	1,365,484
Corning Inc.	1,041,448	38,773,109
IPG Photonics Corp.(a)(b)	68,963	11,871,291
Jabil Inc.	61,403	4,319,701
Keysight Technologies Inc.(b)	214,003	44,193,760
Littelfuse Inc.	49,152	15,467,151
National Instruments Corp.	276,867	12,090,782
TD SYNNEX Corp.	84,667	9,682,518
Teledyne Technologies Inc.(b)	95,200	41,591,928
Trimble Inc.(b)	515,178	44,918,370
Vontier Corp.	158,089	4,858,075
		287,065,802
Energy Equipment & Services — 0.6%
Baker Hughes Co.	1,526,809	36,735,024
Halliburton Co.	1,734,201	39,661,177
NOV Inc.	807,992	10,948,292
		87,344,493
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	50,960	3,023,967
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(b)	409,359	25,887,863
Live Nation Entertainment Inc.(a)(b)	175,372	20,990,275
Madison Square Garden Sports Corp.(a)(b)	23,655	4,109,583
Take-Two Interactive Software Inc.(b)	188,678	33,531,854
World Wrestling Entertainment Inc., Class A	12,327	608,214

Security	Shares	Value

Entertainment (continued)
Zynga Inc., Class A(b)	1,112,007	$7,116,845
		95,268,601
Equity Real Estate Investment Trusts (REITs) — 10.9%
Alexandria Real Estate Equities Inc.	317,909	70,880,991
American Campus Communities Inc.	284,690	16,309,890
American Homes 4 Rent, Class A	582,864	25,418,699
Americold Realty Trust	549,529	18,019,056
Apartment Income REIT Corp.	323,797	17,701,982
AvalonBay Communities Inc.	288,063	72,761,833
Boston Properties Inc.	321,825	37,067,803
Brixmor Property Group Inc.	616,711	15,670,626
Camden Property Trust	203,697	36,396,580
Cousins Properties Inc.	309,375	12,461,625
CubeSmart	439,905	25,034,994
CyrusOne Inc.	261,337	23,447,156
Douglas Emmett Inc.	339,099	11,359,816
Duke Realty Corp.	783,471	51,427,036
EPR Properties	151,403	7,190,128
Equity LifeStyle Properties Inc.	170,610	14,955,673
Equity Residential	761,735	68,937,017
Essex Property Trust Inc.	133,842	47,143,168
Extra Space Storage Inc.	246,549	55,900,055
Federal Realty Investment Trust	158,231	21,570,050
First Industrial Realty Trust Inc.	267,447	17,704,991
Gaming and Leisure Properties Inc.	465,100	22,631,766
Healthcare Trust of America Inc., Class A	452,213	15,099,392
Healthpeak Properties Inc.	1,114,071	40,206,822
Highwoods Properties Inc.	209,651	9,348,338
Host Hotels & Resorts Inc.(b)	1,462,011	25,424,371
Hudson Pacific Properties Inc.	309,943	7,658,692
Invitation Homes Inc.	1,230,023	55,769,243
Iron Mountain Inc.	172,717	9,038,281
JBG SMITH Properties	256,962	7,377,379
Kilroy Realty Corp.	237,891	15,810,236
Kimco Realty Corp.	1,203,740	29,672,191
Lamar Advertising Co., Class A	22,124	2,683,641
Life Storage Inc.	167,864	25,713,407
Medical Properties Trust Inc.	1,217,803	28,776,685
Mid-America Apartment Communities Inc.	237,780	54,556,243
National Retail Properties Inc.	360,766	17,342,022
Omega Healthcare Investors Inc.	497,278	14,714,456
Orion Office REIT Inc.(b)	113,133	2,112,193
Park Hotels & Resorts Inc.(b)	478,152	9,027,510
Rayonier Inc.	296,838	11,980,382
Realty Income Corp.	1,165,888	83,465,922
Regency Centers Corp.	346,156	26,082,855
Rexford Industrial Realty Inc.	312,467	25,344,198
SBA Communications Corp.	186,485	72,546,395
Simon Property Group Inc.	89,162	14,245,413
SL Green Realty Corp.	137,860	9,884,562
Spirit Realty Capital Inc.	253,293	12,206,190
STORE Capital Corp.	507,251	17,449,434
Sun Communities Inc.	236,149	49,584,206
UDR Inc.	633,893	38,027,241
Ventas Inc.	821,290	41,984,345
VICI Properties Inc.	1,296,276	39,030,870
Vornado Realty Trust	363,399	15,211,882
Welltower Inc.	897,617	76,988,610
Weyerhaeuser Co.	1,549,794	63,820,517

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	380,645	$31,231,922
		1,689,406,981
Food & Staples Retailing — 0.7%
Albertsons Companies Inc., Class A	316,173	9,545,263
Casey’s General Stores Inc.	76,264	15,050,700
Grocery Outlet Holding Corp.(b)	177,963	5,032,794
Kroger Co. (The)	1,524,209	68,985,699
U.S. Foods Holding Corp.(b)	459,056	15,988,921
		114,603,377
Food Products — 2.8%
Archer-Daniels-Midland Co.	1,150,115	77,736,273
Beyond Meat Inc.(a)(b)	14,373	936,545
Bunge Ltd.	283,902	26,505,091
Campbell Soup Co.	403,546	17,538,109
Conagra Brands Inc.	971,761	33,185,638
Darling Ingredients Inc.(b)	315,992	21,895,086
Flowers Foods Inc.	381,746	10,486,563
Hain Celestial Group Inc. (The)(a)(b)	187,005	7,968,283
Hershey Co. (The)	42,346	8,192,681
Hormel Foods Corp.	582,005	28,407,664
Ingredion Inc.	136,811	13,221,415
JM Smucker Co. (The)	215,872	29,319,735
Kellogg Co.	289,475	18,647,979
Lamb Weston Holdings Inc.	213,070	13,504,377
McCormick & Co. Inc./MD, NVS	514,819	49,736,663
Pilgrim’s Pride Corp.(b)	57,234	1,613,999
Post Holdings Inc.(b)	122,902	13,854,742
Seaboard Corp.	507	1,995,050
Tyson Foods Inc., Class A	592,745	51,663,654
		426,409,547
Gas Utilities — 0.4%
Atmos Energy Corp.	266,342	27,904,651
National Fuel Gas Co.	177,745	11,365,015
UGI Corp.	428,961	19,693,600
		58,963,266
Health Care Equipment & Supplies — 2.0%
Cooper Companies Inc. (The)	100,057	41,917,880
DENTSPLY SIRONA Inc.	447,312	24,955,536
Envista Holdings Corp.(a)(b)	335,037	15,096,767
Figs Inc., Class A(a)(b)	152,427	4,200,888
Globus Medical Inc., Class A(b)	153,777	11,102,699
Hologic Inc.(b)	517,241	39,599,971
ICU Medical Inc.(b)	40,549	9,623,900
Integra LifeSciences Holdings Corp.(a)(b)	149,489	10,014,268
Masimo Corp.(b)	28,019	8,203,403
Quidel Corp.(b)	75,746	10,224,952
ResMed Inc.	29,337	7,641,702
STERIS PLC	151,766	36,941,362
Tandem Diabetes Care Inc.(a)(b)	7,459	1,122,729
Teleflex Inc.	79,118	25,988,681
Zimmer Biomet Holdings Inc.	431,920	54,871,117
		301,505,855
Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(b)	183,586	11,143,670
Agilon Health Inc.(a)(b)	21,316	575,532
Amedisys Inc.(a)(b)	7,575	1,226,241
AmerisourceBergen Corp.	306,176	40,687,729
Cardinal Health Inc.	237,797	12,244,168
Chemed Corp.(a)	22,727	12,023,492

Security	Shares	Value

Health Care Providers & Services (continued)
DaVita Inc.(b)	42,541	$4,839,464
Encompass Health Corp.	84,905	5,540,900
Henry Schein Inc.(b)	286,058	22,178,077
Laboratory Corp. of America Holdings(b)	198,809	62,467,776
McKesson Corp.	269,886	67,085,563
Molina Healthcare Inc.(b)	100,789	32,058,965
Oak Street Health Inc.(a)(b)	20,268	671,681
Premier Inc., Class A	254,328	10,470,684
Quest Diagnostics Inc.	251,331	43,482,776
Signify Health Inc., Class A(a)(b)	130,000	1,848,600
Universal Health Services Inc., Class B	146,486	18,993,375
		347,538,693
Health Care Technology — 0.6%
Cerner Corp.	609,715	56,624,232
Certara Inc.(a)(b)	93,380	2,653,860
Change Healthcare Inc.(b)	515,805	11,027,911
Definitive Healthcare Corp.(b)	14,159	386,965
Teladoc Health Inc.(a)(b)	312,570	28,700,177
		99,393,145
Hotels, Restaurants & Leisure — 2.6%
Aramark	472,542	17,413,173
Boyd Gaming Corp.(b)	131,563	8,626,586
Caesars Entertainment Inc.(a)(b)	159,850	14,950,771
Carnival Corp.(b)	1,762,612	35,463,753
Darden Restaurants Inc.	87,160	13,129,782
Domino’s Pizza Inc.	24,199	13,656,222
Hilton Worldwide Holdings Inc.(b)	186,615	29,110,074
Hyatt Hotels Corp., Class A(b)	101,897	9,771,922
Marriott Vacations Worldwide Corp.	86,741	14,657,494
MGM Resorts International	804,040	36,085,315
Norwegian Cruise Line Holdings Ltd.(b)	767,901	15,926,267
Penn National Gaming Inc.(b)	316,935	16,433,080
Planet Fitness Inc., Class A(b)	52,932	4,794,581
Royal Caribbean Cruises Ltd.(b)	453,648	34,885,531
Six Flags Entertainment Corp.(b)	96,905	4,126,215
Travel + Leisure Co.	57,820	3,195,711
Wyndham Hotels & Resorts Inc.	68,892	6,176,168
Yum China Holdings Inc.	814,110	40,575,242
Yum! Brands Inc.	553,648	76,879,561
		395,857,448
Household Durables — 1.8%
DR Horton Inc.	397,442	43,102,585
Garmin Ltd.	312,843	42,599,831
Leggett & Platt Inc.	273,556	11,259,565
Lennar Corp., Class A	551,506	64,062,937
Lennar Corp., Class B	32,009	3,060,700
Mohawk Industries Inc.(b)	113,244	20,630,792
Newell Brands Inc.	785,450	17,154,228
NVR Inc.(b)	2,164	12,786,795
PulteGroup Inc.	368,508	21,063,917
Toll Brothers Inc.	136,151	9,855,971
TopBuild Corp.(b)	11,579	3,194,762
Whirlpool Corp.	122,497	28,745,146
		277,517,229
Household Products — 0.5%
Church & Dwight Co. Inc.	479,903	49,190,058
Clorox Co. (The)	48,165	8,398,050
Reynolds Consumer Products Inc.	110,666	3,474,912

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings Inc.	86,306	$8,779,046
		69,842,066
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,358,828	33,019,521
Brookfield Renewable Corp., Class A	194,810	7,174,852
Vistra Corp.	989,499	22,530,892
		62,725,265
Insurance — 5.5%
Aflac Inc.	1,347,415	78,675,562
Alleghany Corp.(b)	24,365	16,265,830
American Financial Group Inc./OH	140,342	19,271,763
Arch Capital Group Ltd.(a)(b)	583,078	25,917,817
Arthur J Gallagher & Co.	422,148	71,625,851
Assurant Inc.	117,079	18,247,933
Assured Guaranty Ltd.	138,768	6,966,154
Athene Holding Ltd., Class A(b)	239,078	19,922,370
Axis Capital Holdings Ltd.	159,911	8,710,352
Brighthouse Financial Inc.(b)	162,862	8,436,252
Brown & Brown Inc.	455,182	31,990,191
Cincinnati Financial Corp.	309,844	35,300,527
CNA Financial Corp.	57,209	2,521,773
Erie Indemnity Co., Class A, NVS	15,726	3,029,771
Everest Re Group Ltd.	62,486	17,116,165
Fidelity National Financial Inc.	562,087	29,329,700
First American Financial Corp.	221,249	17,308,309
Globe Life Inc.	206,353	19,339,403
GoHealth Inc., Class A(a)(b)	42,563	161,314
Hanover Insurance Group Inc. (The)	72,924	9,557,419
Hartford Financial Services Group Inc. (The)	700,599	48,369,355
Kemper Corp.	125,469	7,376,323
Lemonade Inc.(a)(b)	70,355	2,962,649
Lincoln National Corp.	314,288	21,453,299
Loews Corp.	440,548	25,446,052
Markel Corp.(b)	23,166	28,586,844
Mercury General Corp.	55,647	2,952,630
Old Republic International Corp.	582,032	14,306,347
Primerica Inc.	81,797	12,537,026
Principal Financial Group Inc.	539,628	39,031,293
Prudential Financial Inc.	779,988	84,425,901
Reinsurance Group of America Inc.	140,623	15,396,812
RenaissanceRe Holdings Ltd.	51,797	8,770,786
Unum Group	415,436	10,207,263
W R Berkley Corp.	284,984	23,479,832
White Mountains Insurance Group Ltd.	6,126	6,211,151
Willis Towers Watson PLC	255,770	60,742,817
		851,950,836
Interactive Media & Services — 0.6%
IAC/InterActiveCorp.(a)(b)	157,830	20,629,960
TripAdvisor Inc.(b)	77,570	2,114,558
Twitter Inc.(b)	1,439,204	62,202,397
Vimeo Inc.(a)(b)	28,971	520,319
		85,467,234
Internet & Direct Marketing Retail — 0.2%
DoorDash Inc., Class A(a)(b)	35,666	5,310,668
Qurate Retail Inc., Series A	756,887	5,752,341
Wayfair Inc., Class A(a)(b)	70,694	13,429,739
		24,492,748
IT Services — 1.9%
Akamai Technologies Inc.(a)(b)	332,466	38,911,821

Security	Shares	Value

IT Services (continued)
Alliance Data Systems Corp.	101,162	$6,734,354
Amdocs Ltd.	266,608	19,952,943
Broadridge Financial Solutions Inc.	21,694	3,966,097
Cloudflare Inc., Class A(b)	31,616	4,157,504
Concentrix Corp.	86,467	15,444,736
DXC Technology Co.(b)	516,150	16,614,868
Euronet Worldwide Inc.(b)	30,115	3,588,805
Fastly Inc., Class A(a)(b)	215,310	7,632,739
FleetCor Technologies Inc.(b)	126,202	28,249,056
Genpact Ltd.	360,275	19,123,397
GoDaddy Inc., Class A(b)	310,430	26,343,090
Jack Henry & Associates Inc.	112,890	18,851,501
Paychex Inc.	84,775	11,571,787
Paysafe Ltd.(b)	1,435,624	5,613,290
SolarWinds Corp.	71,107	1,009,008
StoneCo Ltd., Class A(b)	31,064	523,739
Thoughtworks Holding Inc.(b)	57,674	1,546,240
VeriSign Inc.(b)	200,437	50,874,919
Western Union Co. (The)	621,004	11,078,711
WEX Inc.(b)	29,935	4,202,575
		295,991,180
Leisure Products — 0.3%
Brunswick Corp./DE	138,142	13,915,044
Hasbro Inc.	265,281	27,000,300
Hayward Holdings Inc.(a)(b)	102,203	2,680,785
Polaris Inc.	35,932	3,949,286
		47,545,415
Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp.(b)	24,180	678,491
Agilent Technologies Inc.	64,454	10,290,081
Bio-Rad Laboratories Inc., Class A(b)	43,877	33,152,145
Charles River Laboratories International Inc.(b)	6,418	2,418,174
IQVIA Holdings Inc.(b)	198,996	56,144,731
PerkinElmer Inc.	259,928	52,261,124
QIAGEN NV(b)	469,961	26,120,432
Repligen Corp.(a)(b)	6,488	1,718,282
Syneos Health Inc., Class A(b)	182,175	18,705,729
Waters Corp.(b)	8,695	3,239,757
		204,728,946
Machinery — 5.2%
AGCO Corp.	117,184	13,595,688
Allison Transmission Holdings Inc.	53,462	1,943,344
Colfax Corp.(b)	241,002	11,078,862
Crane Co.	102,025	10,379,003
Cummins Inc.	295,924	64,552,861
Donaldson Co. Inc.	223,179	13,225,588
Dover Corp.	296,179	53,786,106
Flowserve Corp.	265,173	8,114,294
Fortive Corp.	674,023	51,421,215
Gates Industrial Corp. PLC(b)	195,721	3,113,921
Graco Inc.	129,587	10,447,304
IDEX Corp.	156,215	36,916,729
Ingersoll Rand Inc.	835,486	51,691,519
ITT Inc.	179,076	18,299,776
Middleby Corp. (The)(b)	79,997	15,740,210
Nordson Corp.	99,323	25,354,182
Oshkosh Corp.	140,425	15,827,302
Otis Worldwide Corp.	876,991	76,359,606
PACCAR Inc.	704,651	62,192,497

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	221,691	$70,524,341
Pentair PLC	340,868	24,893,590
Snap-on Inc.	110,070	23,706,877
Stanley Black & Decker Inc.	333,762	62,954,188
Timken Co. (The)	132,709	9,195,407
Toro Co. (The)	11,833	1,182,235
Westinghouse Air Brake Technologies Corp.	369,420	34,027,276
Woodward Inc.	118,227	12,941,127
Xylem Inc./NY	127,074	15,238,714
		798,703,762
Marine — 0.0%
Kirby Corp.(b)	121,437	7,215,787

Media — 2.1%
Altice USA Inc., Class A(b)	130,650	2,113,917
Cable One Inc.	5,354	9,441,511
Discovery Inc., Class A(a)(b)	336,387	7,918,550
Discovery Inc., Class C, NVS(a)(b)	647,274	14,822,575
DISH Network Corp., Class A(a)(b)	517,686	16,793,734
Fox Corp., Class A, NVS	656,652	24,230,459
Fox Corp., Class B	309,750	10,615,132
Interpublic Group of Companies Inc. (The)	813,515	30,466,137
Liberty Broadband Corp., Class A(b)	48,374	7,783,377
Liberty Broadband Corp., Class C, NVS(b)	290,633	46,820,976
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	191,484	9,736,961
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	329,305	16,745,159
Loyalty Ventures Inc.(b)	40,528	1,218,677
New York Times Co. (The), Class A	338,085	16,329,505
News Corp., Class A, NVS	799,664	17,840,504
News Corp., Class B	247,210	5,562,225
Nexstar Media Group Inc., Class A	75,222	11,357,018
Omnicom Group Inc.	433,378	31,753,606
Sirius XM Holdings Inc.(a)	1,815,635	11,529,282
ViacomCBS Inc., Class A	16,684	556,745
ViacomCBS Inc., Class B, NVS	1,201,665	36,266,250
		329,902,300
Metals & Mining — 1.2%
Alcoa Corp.	386,464	23,025,525
Cleveland-Cliffs Inc.(b)	941,490	20,496,237
Nucor Corp.	589,282	67,266,540
Reliance Steel & Aluminum Co.	128,370	20,824,182
Royal Gold Inc.	135,892	14,297,197
Steel Dynamics Inc.	315,808	19,602,203
United States Steel Corp.	555,799	13,233,574
		178,745,458
Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	1,087,382	16,354,225
Annaly Capital Management Inc.	2,875,288	22,484,752
New Residential Investment Corp.	882,261	9,449,016
Starwood Property Trust Inc.	595,311	14,466,057
		62,754,050
Multi-Utilities — 2.6%
Ameren Corp.	525,527	46,777,158
CenterPoint Energy Inc.	1,223,260	34,141,187
CMS Energy Corp.	594,692	38,684,715
Consolidated Edison Inc.	729,719	62,259,625
DTE Energy Co.	399,598	47,767,945
MDU Resources Group Inc.	416,489	12,844,521
NiSource Inc.	809,182	22,341,515

Security	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Inc.	1,042,714	$69,580,305
WEC Energy Group Inc.	652,521	63,340,213
		397,737,184
Multiline Retail — 0.6%
Dollar Tree Inc.(b)	458,951	64,491,795
Kohl’s Corp.	307,900	15,207,181
Nordstrom Inc.(b)	35,334	799,255
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	132,890	6,802,639
		87,300,870
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.	680,855	6,590,677
APA Corp.	747,012	20,087,153
Continental Resources Inc./OK	118,791	5,317,085
Coterra Energy Inc.	1,378,639	26,194,141
Devon Energy Corp.	1,390,527	61,252,714
Diamondback Energy Inc.	196,679	21,211,830
DTE Midstream LLC(b)	197,182	9,460,792
EQT Corp.(b)	624,619	13,622,940
Hess Corp.	532,879	39,449,032
HollyFrontier Corp.	304,865	9,993,475
Marathon Oil Corp.	1,605,135	26,356,317
Marathon Petroleum Corp.	1,267,678	81,118,715
Occidental Petroleum Corp.	1,522,817	44,146,465
ONEOK Inc.	918,040	53,944,031
Phillips 66	905,276	65,596,299
Pioneer Natural Resources Co.	247,131	44,948,186
Targa Resources Corp.	465,357	24,310,250
Valero Energy Corp.	840,180	63,105,920
Williams Companies Inc. (The)	2,505,733	65,249,287
		681,955,309
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	167,506	13,124,095
Sylvamo Corp.(b)	72,909	2,033,432
		15,157,527
Personal Products — 0.1%
Coty Inc., Class A(b)	701,429	7,365,005
Herbalife Nutrition Ltd.(a)(b)	174,642	7,148,097
Olaplex Holdings Inc.(a)(b)	134,215	3,909,683
		18,422,785
Pharmaceuticals — 1.0%
Catalent Inc.(b)	268,214	34,339,438
Elanco Animal Health Inc.(a)(b)	915,654	25,986,261
Jazz Pharmaceuticals PLC(a)(b)	124,879	15,909,585
Nektar Therapeutics(a)(b)	365,967	4,944,214
Organon & Co.	527,043	16,048,459
Perrigo Co. PLC	278,115	10,818,673
Royalty Pharma PLC, Class A	277,821	11,071,167
Viatris Inc.	2,491,245	33,706,545
		152,824,342
Professional Services — 2.3%
CACI International Inc., Class A(b)	48,364	13,020,073
Clarivate PLC(a)(b)	895,821	21,069,710
CoStar Group Inc.(b)	182,020	14,385,041
Dun & Bradstreet Holdings Inc.(a)(b)	326,102	6,681,830
Equifax Inc.	154,690	45,291,685
FTI Consulting Inc.(a)(b)	68,298	10,478,279
IHS Markit Ltd.	770,933	102,472,414
Jacobs Engineering Group Inc.	267,567	37,253,353
Legalzoomcom Inc.(a)(b)	15,686	252,074

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Leidos Holdings Inc.	290,373	$25,814,160
ManpowerGroup Inc.	113,064	11,004,519
Nielsen Holdings PLC	737,906	15,134,452
Robert Half International Inc.	27,525	3,069,588
Science Applications International Corp.	117,939	9,858,521
TransUnion	126,291	14,975,587
Verisk Analytics Inc.	118,903	27,196,683
		357,957,969
Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)(b)	651,129	70,654,008
Howard Hughes Corp. (The)(a)(b)	84,470	8,597,356
Jones Lang LaSalle Inc.(b)	104,067	28,029,406
Opendoor Technologies Inc.(a)(b)	761,675	11,128,072
		118,408,842
Road & Rail — 0.4%
AMERCO	18,653	13,546,368
JB Hunt Transport Services Inc.	19,200	3,924,480
Knight-Swift Transportation Holdings Inc.	332,818	20,281,929
Landstar System Inc.	8,771	1,570,184
Old Dominion Freight Line Inc.	16,479	5,905,744
Ryder System Inc.	106,794	8,803,029
Schneider National Inc., Class B	105,457	2,837,848
TuSimple Holdings Inc., Class A(a)(b)	241,434	8,655,409
XPO Logistics Inc.(b)	28,871	2,235,482
		67,760,473
Semiconductors & Semiconductor Equipment — 2.1%
Brooks Automation Inc	26,217	2,703,235
Cirrus Logic Inc.(b)	118,797	10,931,700
First Solar Inc.(b)	219,409	19,123,688
GLOBALFOUNDRIES Inc.(a)(b)	51,153	3,323,410
Marvell Technology Inc.	1,692,140	148,045,329
Microchip Technology Inc.	178,684	15,556,229
MKS Instruments Inc.	17,568	3,059,819
ON Semiconductor Corp.(a)(b)	402,561	27,341,943
Qorvo Inc.(b)	228,749	35,774,056
Skyworks Solutions Inc.	179,196	27,800,467
Wolfspeed Inc.(b)	238,248	26,628,979
		320,288,855
Software — 2.1%
ANSYS Inc.(b)	105,209	42,201,434
Black Knight Inc.(b)	313,126	25,955,014
C3.ai Inc., Class A(a)(b)	89,721	2,803,781
CDK Global Inc.	209,753	8,755,090
Ceridian HCM Holding Inc.(b)	269,876	28,191,247
Citrix Systems Inc.	164,901	15,597,986
Datto Holding Corp.(b)	48,528	1,278,713
Dolby Laboratories Inc., Class A	133,839	12,744,150
Duck Creek Technologies Inc.(b)	113,472	3,416,642
Dynatrace Inc.(b)	26,223	1,582,558
Guidewire Software Inc.(a)(b)	173,515	19,699,158
Informatica Inc.(a)(b)	19,222	710,830
Jamf Holding Corp.(a)(b)	16,507	627,431
MANDIANT Inc.(b)	337,101	5,912,752
Manhattan Associates Inc.(b)	60,200	9,360,498
McAfee Corp., Class A	36,078	930,452
N-Able Inc.(a)(b)	92,761	1,029,647
NCR Corp.(b)	171,315	6,886,863
NortonLifeLock Inc.	833,632	21,657,759
Nuance Communications Inc.(b)	365,490	20,218,907

Security	Shares	Value

Software (continued)
Paycor HCM Inc.(a)(b)	21,985	$633,388
Pegasystems Inc.	4,660	521,081
Procore Technologies Inc.(b)	34,196	2,734,654
SS&C Technologies Holdings Inc.	461,539	37,836,967
Synopsys Inc.(b)	114,593	42,227,520
Teradata Corp.(b)	32,379	1,375,136
Tyler Technologies Inc.(b)	10,970	5,901,311
		320,790,969
Specialty Retail — 2.2%
Advance Auto Parts Inc.	129,747	31,123,710
AutoNation Inc.(b)	85,183	9,953,634
AutoZone Inc.(a)(b)	33,931	71,132,609
Bath & Body Works Inc.	212,644	14,840,425
Best Buy Co. Inc.	389,785	39,602,156
Burlington Stores Inc.(a)(b)	7,833	2,283,398
CarMax Inc.(b)	307,969	40,106,803
Dick’s Sporting Goods Inc.	128,690	14,798,063
Foot Locker Inc.	182,787	7,974,997
Gap Inc. (The)	410,182	7,239,712
Leslie’s Inc.(b)	25,575	605,104
Lithia Motors Inc.	55,505	16,482,210
O’Reilly Automotive Inc.(b)	95,446	67,406,829
Penske Automotive Group Inc.	64,905	6,959,114
Petco Health & Wellness Co. Inc.(a)(b)	106,742	2,112,424
Victoria’s Secret & Co.(a)(b)	62,928	3,495,021
Vroom Inc.(a)(b)	175,853	1,897,454
Williams-Sonoma Inc.	36,632	6,195,570
		344,209,233
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	2,688,271	42,394,034
HP Inc.	1,552,312	58,475,593
NetApp Inc.	155,998	14,350,256
Pure Storage Inc., Class A(b)	34,760	1,131,438
Western Digital Corp.(b)	643,239	41,945,615
Xerox Holdings Corp.	292,435	6,620,728
		164,917,664
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(b)	306,042	19,865,186
Carter’s Inc.	85,304	8,634,471
Columbia Sportswear Co.	76,265	7,431,262
Deckers Outdoor Corp.(b)	48,738	17,853,217
Hanesbrands Inc.	284,135	4,750,737
PVH Corp.	145,830	15,552,769
Ralph Lauren Corp.	97,643	11,605,847
Skechers U.S.A. Inc., Class A(b)	244,978	10,632,045
Tapestry Inc.	519,287	21,083,052
Under Armour Inc., Class A(b)	383,786	8,132,425
Under Armour Inc., Class C, NVS(b)	424,794	7,663,284
VF Corp.	239,244	17,517,446
		150,721,741
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	667,513	9,625,538
New York Community Bancorp. Inc.	944,759	11,535,507
TFS Financial Corp.	99,530	1,778,601
UWM Holdings Corp.(a)	99,162	587,039
		23,526,685
Trading Companies & Distributors — 0.7%
Air Lease Corp.	223,941	9,904,910
Core & Main Inc., Class A(a)(b)	34,993	1,061,688

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Fastenal Co.	132,091	$8,461,749
MSC Industrial Direct Co. Inc., Class A	91,345	7,678,461
SiteOne Landscape Supply Inc.(a)(b)	42,995	10,416,829
United Rentals Inc.(b)	97,407	32,367,372
Univar Solutions Inc.(b)	351,066	9,952,721
Watsco Inc.	67,560	21,138,173
WW Grainger Inc.	16,072	8,329,153
		109,311,056
Water Utilities — 0.6%
American Water Works Co. Inc.	374,371	70,703,707
Essential Utilities Inc.	475,079	25,506,992
		96,210,699

Total Common Stocks — 99.8%
(Cost: $11,594,501,743)		15,395,710,077

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	279,942,484	280,026,467

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,590,000	$30,590,000
		310,616,467

Total Short-Term Investments — 2.0%
(Cost: $310,482,812)		310,616,467

Total Investments in Securities — 101.8%
(Cost: $11,904,984,555)		15,706,326,544

Other Assets, Less Liabilities — (1.8)%		(277,928,959)

Net Assets — 100.0%		$15,428,397,585

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$235,625,516	$44,480,885	(a)	$—	$(24,024)	$(55,910)	$280,026,467	279,942,484	$541,507	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,090,000	12,500,000	(a)	—	—	—	30,590,000	30,590,000	1,200		—
					$(24,024)	$(55,910)	$310,616,467		$542,707		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	29	03/18/22	$6,900	$153,785
S&P Mid 400 E-Mini Index	76	03/18/22	21,566	588,983
				$742,768

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
December 31, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,394,925,573	$784,504	$—	$15,395,710,077
Money Market Funds	310,616,467	—	—	310,616,467
	$15,705,542,040	$784,504	$—	$15,706,326,544
Derivative financial instruments(a)
Assets
Futures Contracts	$742,768	$—	$—	$742,768

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust